Other intangible assets (Details 1) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 96,803		₨ 36,951
Less: Impairment	(406)
Ending balance	105,059	$ 1,120	96,803
In-process research and development assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	662		683
Add: Additions during the year	0		85
Less: Capitalizations during the year	(267)		(70)
Less: Impairment	(406)		(43)
Effect of changes in foreign exchange rates	11		7
Ending balance	₨ 0		₨ 662